LONG-TERM LOANS	12 Months Ended
Dec. 31, 2024
Long Term Loans Abstract
LONG-TERM LOANS
NOTE 14:-	LONG-TERM LOANS

a.
On August 29, 2021, the Company signed an agreement with a bank in Israel to obtain a long-term loan in the amount of NIS 59 million (approximately $18,000) for a period of 7 years and 9 months. The loan is denominated in NIS and bears an annual interest rate of prime + 1.05% (2.65% as of the signing date). The loan will be repaid in 28 quarterly installments following an initial moratorium period of 9 months.

The loan agreement includes certain financial covenants related to the Company's Israeli operations, as follows: (i) tangible equity of at least NIS 40 million; (ii) tangible equity to total tangible assets of at least 40%; and (iii) net debt to EBITDA of 3.5 at the maximum. As of December 31, 2024 the Company is in compliance with these covenants. The Company expects that it will be in compliance with these covenants in the next 12 months.

b.	Composition:

	December 31,
	2024	2023

Long-term loan	10,403	12,620
Less – current maturities	2,206	2,160

Balance	8,197	10,460